Operating leases and other commitments	9 Months Ended
Sep. 30, 2022
Operating leases and other commitments

5. Operating leases and other commitments

Effective for annual reporting periods beginning on or after January 1, 2019, IFRS 16 introduced a new approach to lessee accounting that requires a lessee to recognize assets and liabilities for the rights and obligations created by leases. IFRS 16 requires a lessee to recognize assets and liabilities for all leases with a term of more than 12 months. The IASB concluded that such an approach will result in a more faithful representation of a lessee’s assets and liabilities and, together with enhanced disclosures, greater transparency of a lessee’s financial leverage and capital employed.

We adopted this standard on January 1, 2019, with an immaterial cumulative adjustment of $11,667 to accumulated deficit rather than retrospectively adjusting prior periods. This adoption approach resulted in a balance sheet presentation that is not comparable to the prior period. We used an incremental borrowing rate as a discount rate for our operating leases. The discount rate ranges from 4.75% to 5.00%. The average remaining years for our lease are 0.96 years as of September 30, 2022.

The following table provides the changes in the Corporation’s operating lease right-of-use assets for the nine months ended September 30, 2022 and year end of December 31, 2021 respectively:

(amounts in dollars)	Total
Balances as of January 1, 2022	$383,969
Renewed office lease	-
Accumulated amortization	(166,495)
Balances as of September 30, 2022	$217,474

(amounts in dollars)	Total
Balances as of January 1, 2021	$422,297
Renewed office lease	184,160
Accumulated amortization	(222,488)
Balances as of December 31, 2021	$383,969

The following table provides the changes in the Corporation’s operating lease liability for the nine months ended September 30, 2022 and year end of December 31, 2021 respectively:

(amounts in dollars)	Total

Balances as of January 1, 2022	$391,459
Renewed office lease	-
Repayments of lease liability	(176,749)
Other	12,673
Balances as of December 31, 2022	$227,383
Lease liability due within one year	$216,304
Lease liability long term	$11,079

(amounts in dollars)	Total

Balances as of January 1, 2021	$425,620
Renewed office lease	184,160
Repayments of lease liability	(237,574)
Other	19,253
Balances as of December 31, 2021	$391,459
Lease liability due within one year	$228,651
Lease liability long term	$162,808

The total future commitment payment amount for the above lease is 236,344 compared to an outstanding lease liability of $227,383 as of September 30, 2022. The difference is due to lease interest expense.

In addition to the lease commitment, the corporation has a future insurance premium payment and copier rent of $114,875 as of September 30,2022.